Consolidated Balance Sheets (Parentheticals)	Sep. 30, 2025 $ / shares shares	Sep. 30, 2025 $ / shares shares	Sep. 30, 2024 $ / shares shares
Class A Ordinary Shares
Ordinary shares par value (in Dollars per share and Dollars per share) | (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares authorized (in Shares)	1,500,000,000	1,500,000,000	1,500,000,000
Ordinary shares issued (in Shares)	15,262,500	15,262,500	13,250,000
Class B Ordinary Shares
Ordinary shares par value (in Dollars per share and Dollars per share) | (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares authorized (in Shares)	1,500,000,000	1,500,000,000	1,500,000,000
Ordinary shares issued (in Shares)	1,200,000	1,200,000	1,200,000